TYPE:	13F-HR
PERIOD	09/30/2009
FILER
   CIK	0001164061
   CCC	ivr9dk$n
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101      383 29200.0000 SH     Sole               29200.0000
Bank of America Corp           COM              060505104     6776 400500.0000 SH    Sole              400500.0000
Berkshire Hthwy Cl A           COM              084670108     2323  23.0000 SH       Sole                  23.0000
Berkshire Hthwy Cl B           COM              084670207     3451 1038.5000 SH      Sole                1038.5000
Blue Chip Value Fund Inc       COM              095333100      195 63830.0000 SH     Sole               63830.0000
Boulder Total Return Fund      COM              101541100      226 18789.0000 SH     Sole               18789.0000
Canadian Natural Resources     COM              136385101     1287 19150.0000 SH     Sole               19150.0000
Cisco Systems Inc Com          COM              17275R102      331 14055.0000 SH     Sole               14055.0000
Coca Cola Co Com               COM              191216100      580 10805.0000 SH     Sole               10805.0000
ConocoPhillips                 COM              20825C104      526 11650.0000 SH     Sole               11650.0000
Dell Inc                       COM              24702R101      953 62450.0000 SH     Sole               62450.0000
Disney Walt Co Com             COM              254687106      294 10700.0000 SH     Sole               10700.0000
Dow Chemical                   COM              260543103      365 14000.0000 SH     Sole               14000.0000
E*Trade Financial Corp         COM              269246104      680 388400.0000 SH    Sole              388400.0000
EMC Corp Mass Com              COM              268648102      367 21530.0000 SH     Sole               21530.0000
Eaton Corp                     COM              278058102      497 8790.0000 SH      Sole                8790.0000
FedEx Corp                     COM              31428X106      916 12180.0000 SH     Sole               12180.0000
FirstFlight Inc                COM              32025R104       15 500100.0000 SH    Sole              500100.0000
Ford Motor Company             COM              345370860      372 51600.0000 SH     Sole               51600.0000
Forest City Enterprises Cl A   COM              345550107      243 18176.0000 SH     Sole               18176.0000
Freeport-McMoran Cop & Gold In COM              35671D857      236 3443.0000 SH      Sole                3443.0000
General Elec Co Com            COM              369604103     1181 71900.0000 SH     Sole               71900.0000
Honeywell Int'l Inc            COM              438516106      868 23375.0000 SH     Sole               23375.0000
Horizon Lines Inc Cl A         COM              44044K101       82 12900.0000 SH     Sole               12900.0000
Humana Inc                     COM              444859102      593 15900.0000 SH     Sole               15900.0000
IMS Health Inc                 COM              449934108      862 56150.0000 SH     Sole               56150.0000
Illinois Tool Works            COM              452308109      332 7775.0000 SH      Sole                7775.0000
Johnson & Johnson Com          COM              478160104      952 15640.5250 SH     Sole               15640.5250
Legg Mason Inc                 COM              524901105      484 15600.0000 SH     Sole               15600.0000
Leucadia Natl Corp Com         COM              527288104     2012 81400.0000 SH     Sole               81400.0000
Lincoln National Corp          COM              534187109      578 22304.0000 SH     Sole               22304.0000
McDonald's Corporation         COM              580135101      476 8340.0000 SH      Sole                8340.0000
Microsoft Corp Com             COM              594918104      666 25894.0000 SH     Sole               25894.0000
Mohawk Industries Inc          COM              608190104      646 13550.0000 SH     Sole               13550.0000
Oracle Corp Com                COM              68389x105      240 11500.0000 SH     Sole               11500.0000
Pfizer Inc Com                 COM              717081103      547 33050.9325 SH     Sole               33050.9325
PowerShares DB Commodity Ind   COM              73935S105      702 31800.0000 SH     Sole               31800.0000
Procter & Gamble Co Com        COM              742718109      399 6885.0000 SH      Sole                6885.0000
RLI Corp Com                   COM              749607107      702 13300.0000 SH     Sole               13300.0000
SPDR S&P Biotech ETF           COM              78464A870      885 16500.0000 SH     Sole               16500.0000
StreetTracks Gold Trust        COM              78463V107     1241 12550.0000 SH     Sole               12550.0000
Tejon Ranch Co                 COM              879080109      312 12150.0000 SH     Sole               12150.0000
Tellabs Inc                    COM              879664100      458 66200.0000 SH     Sole               66200.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      440 8700.0000 SH      Sole                8700.0000
USG Corp                       COM              903293405      301 17500.0000 SH     Sole               17500.0000
Wells Fargo & Co New Com       COM              949746101      947 33600.0000 SH     Sole               33600.0000
YUM! Brands Inc                COM              988498101      309 9150.0000 SH      Sole                9150.0000
eBay Inc                       COM              278642103      766 32460.0000 SH     Sole               32460.0000
iShares DJ US Real Estate      COM              464287739      351 8225.0000 SH      Sole                8225.0000
iShares MSCI EAFE Index Fund   COM              464287465      287 5240.0000 SH      Sole                5240.0000
iShares MSCI Emerging Mkt      COM              464287234      206 5300.0000 SH      Sole                5300.0000
iShares S&P Pref Stk Indx Fn   COM              464288867     1117 30800.0000 SH     Sole               30800.0000
Blackrock MuniHldgs Insd II    COM              09254C107      724 55700.000 SH      Sole                55700.000
Nuveen Floating Rate Income Fu COM              67072T108     1627 171964.000 SH     Sole               171964.000
iShares IBOXX H/Y Corp Bond    COM              464288513      380 4400.000 SH       Sole                 4400.000
iShares JP Morgan Em Bond Fund COM              464288281      886 8600.000 SH       Sole                 8600.000
iShares Lehman Treas Infl Prot COM              464287176      603 5865.000 SH       Sole                 5865.000